Other Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Expenses
26. OTHER EXPENSES

	2021	2020
Change in closure and decommissioning estimates (1)	$246	$5,230
Change in provisions	1,323	7,493
Commissions on investment dispositions	—	3,465
Other expense	(1,605)	4,956
Total	$(36)	$21,144